SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation: The accompanying unaudited condensed financial statements of Mill City Ventures have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States (GAAP) for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the quarter ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The condensed balance sheet as of December 31, 2021 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2021.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management and our Board of Directors to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. For more information, see the “Valuation of portfolio investments” caption below, and “Note 4 – Fair Value of Financial Instruments” below. The Company is an investment company following accounting and reporting guidance in ASC 946.

Cash deposits: We maintain our cash balances in financial institutions and with regulated financial investment brokers. Cash on deposit in excess of FDIC and similar coverage is subject to the usual banking risk of funds in excess of those limits.

Valuation of portfolio investments: We carry our investments in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), issued by the Financial Accounting Standards Board (“FASB”), which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. Fair value is generally based on quoted market prices provided by independent pricing services, broker or dealer quotations, or alternative price sources. In the absence of quoted market prices, broker or dealer quotations, or alternative price sources, investments are measured at fair value as determined by our Board of Directors, based on, among other things, the input of our executive management, the Audit Committee of our Board of Directors, and any independent third-party valuation experts that may be engaged by management to assist in the valuation of our portfolio investments, but in all cases consistent with our written valuation policies and procedures.

Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material. In addition, such investments are generally less liquid than publicly traded securities. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we could realize significantly less than the value at which we have recorded it.

Accounting guidance establishes a hierarchal disclosure framework that prioritizes and ranks the level of market price observability of inputs used in measuring investments at fair value. Observable inputs must be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability based upon the best information available. Assets and liabilities measured at fair value are to be categorized into one of the three hierarchy levels based on the relative observability of inputs used in the valuation. The three levels are defined as follows:

●	Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: Observable inputs based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.
●	Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

Our valuation policy and procedures: Under our valuation policies and procedures, we evaluate the source of inputs, including any markets in which our investments are trading, and then apply the resulting information in determining fair value. For our Level 1 investment assets, our valuation policy generally requires us to use a market approach, considering the last quoted closing price of a security we own that is listed on a securities exchange, and in a case where a security we own is listed on an over-the-counter market, to average the last quoted bid and ask price on the most active market on which the security is quoted. In the case of traded debt securities the prices for which are not readily available, we may value those securities using a present value approach, at their weighted-average yield to maturity.

The estimated fair value of our Level 3 investment assets is determined on a quarterly basis by our Board of Directors, pursuant to our written Valuation Policy and Procedures. These policies and procedures generally require that we value our Level 3 equity investments at cost plus any accrued interest, unless circumstances warrant a different approach. Our Valuation Policy and Procedures provide examples of these circumstances, such as when a portfolio company has engaged in a subsequent financing of more than a de minimis size involving sophisticated investors (in which case we may use the price involved in that financing as a determinative input absent other known factors), or when a portfolio company is engaged in the process of a transaction that we determine is reasonably likely to occur (in which case we may use the price involved in the pending transaction as a determinative input absent other known factors). Other situations identified in our Valuation Policy and Procedures that may serve as input supporting a change in the valuation of our Level 3 equity investments include (i) a third-party valuation conducted by an independent and qualified professional, (ii) changes in the performance of long-term financial prospects of the portfolio company, (iii) a subsequent financing that changes the distribution rights associated with the equity security we hold, or (iv) sale transactions involving comparable companies, but only if further supported by a third-party valuation conducted by an independent and qualified professional.

When valuing preferred equity investments, we generally view intrinsic value as a key input. Intrinsic value means the value of any conversion feature (if the preferred investment is convertible) or the value of any liquidation or other preference. Discounts to intrinsic value may be applied in cases where the issuer’s financial condition is impaired or, in cases where intrinsic value relating to a conversion is determined to be a key input, to account for resale restrictions applicable to the securities issuable upon conversion.

When valuing warrants, our Valuation Policy and Procedures indicate that value will generally be the difference between closing price of the underlying equity security and the exercise price, after applying an appropriate discount for restriction, if applicable, in situations where the underlying security is marketable. If the underlying security is not marketable, then intrinsic value will be considered consistent with the principles described above. Generally, “out-of-the-money” warrants will be valued at cost or zero.

For non-traded (Level 3) debt securities with a residual maturity less than or equal to 60 days, the value will generally be based on a present value approach, considering the straight-line amortized face value of the debt unless justification for impairment exists. The fair value for short-term non-banking loans is determined as the present value of future contractual cash flows discounted at an interest rate that reflects the risks inherent to those cash flows. The discount ranges from 12% to 48% and approximate rates currently observed in publicly traded debt markets for debt of similar terms to companies with comparable credit risk.

On a quarterly basis, our management provides members of our Board of Directors with (i) valuation updates for each portfolio investment; (ii) Mill City Ventures’ bank and other statements pertaining to our cash and cash equivalents; (iii) quarter- or period-end statements from our custodial firms holding any of our portfolio investments; and (iv) recommendations to change any existing valuations of our portfolio investments or hierarchy levels for purposes of determining the fair value of such investments based upon the foregoing. The board then discusses these materials and, consistent with the policies and approaches outlined above, makes final determinations respecting the valuation and hierarchy levels of our portfolio investments.

Income taxes:

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amount and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We record net deferred tax assets to the extent we believe these assets will more likely than not be realized. In making such determination, we consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event we were to determine we would be able to realize our deferred income tax assets in the future in excess of their recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

We file income tax returns in the U.S. Federal jurisdiction and various state jurisdictions. We do not believe there will be any material changes in its unrecognized tax positions over the next 12 months. Our evaluation was performed for the tax years ended December 31, 2019 through 2021, which are the tax years that remain subject to examination by major tax jurisdictions as of March 31, 2022.

Revenue recognition: Realized gains or losses on the sale of investments are calculated using the specific investment method.

Interest income, adjusted for amortization of premiums and accretion of discounts, is recorded on an accrual basis. Discounts from and premiums to par value on securities purchased are accreted or amortized, as applicable, into interest income over the life of the related security using the effective-yield method. The amortized cost of investments represents the original cost, adjusted for the accretion of discounts and amortization of premiums, if any. Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more, or when there is reasonable doubt that principal or interest will be collected in full. Loan origination fees are recognized when loans are issued. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past-due principal and interest is paid and, in management’s judgment, are likely to remain current. We may make exceptions to the policy described above if a loan has sufficient collateral value and is in the process of collection.

Dividend income on preferred equity securities is recorded as dividend income on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal or stated value of the investment on the respective interest- or dividend-payment dates rather than being paid in cash, and generally becomes due at maturity or upon being repurchased by the issuer. PIK interest or dividends is recorded as interest or dividend income, as applicable. If at any point we believe that PIK interest or dividends is not expected be realized, the PIK-generating investment will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment in placed on non-accrual status.

Allocation of net gains and losses: All income, gains, losses, deductions and credits for any investment are allocated in a manner proportionate to the shares owned.

Management and service fees:

We do not incur expenses related to management and service fees. Our executive management team manages our investments as part of their employment responsibilities.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates: The preparation of financial statements in conformity with GAAP requires management and our independent board members to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. For more information, see the “Valuation of portfolio investments” caption below, and “Note 7 – Fair Value of Financial Instruments” below. The Company presents its financial statements as an investment company following accounting and reporting guidance in ASC 946.

Cash deposits: We maintain our cash balances in financial institutions and with regulated financial investment brokers. Cash on deposit in excess of FDIC and similar coverage is subject to the usual banking risk of funds in excess of those limits.

Valuation of portfolio investments: We carry our investments in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), issued by the Financial Accounting Standards Board (“FASB”), which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements. Fair value is generally based on quoted market prices provided by independent pricing services, broker or dealer quotations, or alternative price sources. In the absence of quoted market prices, broker or dealer quotations, or alternative price sources, investments are measured at fair value as determined by the Valuation Committee of our Board of Directors based on, among other things, the input of our executive management, the Audit Committee of our Board of Directors, and any independent third-party valuation experts that may be engaged by management to assist in the valuation of our portfolio investments, but in all cases consistent with our written valuation policies and procedures.

Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material. In addition, such investments are generally less liquid than publicly traded securities. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we could realize significantly less than the value at which we have recorded it.

Accounting guidance establishes a hierarchal disclosure framework that prioritizes and ranks the level of market price observability of inputs used in measuring investments at fair value. Observable inputs must be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our assumptions about the factors market participants would use in valuing the asset or liability based upon the best information available. Assets and liabilities measured at fair value are to be categorized into one of the three hierarchy levels based on the relative observability of inputs used in the valuation. The three levels are defined as follows:

●	Level 1: Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: Observable inputs based on quoted prices for similar assets and liabilities in active markets, or quoted prices for identical assets and liabilities in inactive markets.
●	Level 3: Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

Our valuation policy and procedures: Under our valuation policies and procedures, we evaluate the source of inputs, including any markets in which our investments are trading, and then apply the resulting information in determining fair value. For our Level 1 investment assets, our valuation policy generally requires us to use a market approach, considering the last quoted closing price of a security we own that is listed on a securities exchange, and in a case where a security we own is listed on an over-the-counter market, to average the last quoted bid and ask price on the most active market on which the security is quoted. In the case of traded debt securities the prices for which are not readily available, we may value those securities using a present value approach, at their weighted-average yield to maturity.

The estimated fair value of our Level 3 investment assets is determined on a quarterly basis by the Valuation Committee of our Board of Directors, pursuant to our written Valuation Policy and Procedures. These policies and procedures generally require that we value our Level 3 equity investments at cost plus any accrued interest, unless circumstances warrant a different approach. Our Valuation Policy and Procedures provide examples of these circumstances, such as when a portfolio company has engaged in a subsequent financing of more than a de minimis size involving sophisticated investors (in which case we may use the price involved in that financing as a determinative input absent other known factors), or when a portfolio company is engaged in the process of a transaction that we determine is reasonably likely to occur (in which case we may use the price involved in the pending transaction as a determinative input absent other known factors). Other situations identified in our Valuation Policy and Procedures that may serve as input supporting a change in the valuation of our Level 3 equity investments include (i) a third-party valuation conducted by an independent and qualified professional, (ii) changes in the performance of long-term financial prospects of the portfolio company, (iii) a subsequent financing that changes the distribution rights associated with the equity security we hold, or (iv) sale transactions involving comparable companies, but only if further supported by a third-party valuation conducted by an independent and qualified professional.

When valuing preferred equity investments, we generally view intrinsic value as a key input. Intrinsic value means the value of any conversion feature (if the preferred investment is convertible) or the value of any liquidation or other preference. Discounts to intrinsic value may be applied in cases where the issuer’s financial condition is impaired or, in cases where intrinsic value relating to a conversion is determined to be a key input, to account for resale restrictions applicable to the securities issuable upon conversion.

When valuing warrants, our Valuation Policy and Procedures indicate that value will generally be the difference between closing price of the underlying equity security and the exercise price, after applying an appropriate discount for restriction, if applicable, in situations where the underlying security is marketable. If the underlying security is not marketable, then intrinsic value will be considered consistent with the principles described above. Generally, “out-of-the-money” warrants will be valued at cost or zero.

For non-traded (Level 3) debt securities with a residual maturity less than or equal to 60 days, the value will generally be based on a present value approach, considering the straight-line amortized face value of the debt unless justification for impairment exists.

On a quarterly basis, our management provides members of our Valuation Committee with (i) valuation reports for each portfolio investment (which reports include our cost,, the most recent prior valuation and any current proposed valuation, and an indication of the valuation methodology used, together with any other supporting materials); (ii) Mill City Ventures’ bank and other statements pertaining to our cash and cash equivalents; (iii) quarter- or period-end statements from our custodial firms holding any of our portfolio investments; and (iv) recommendations to change any existing valuations of our portfolio investments or hierarchy levels for purposes of determining the fair value of such investments based upon the foregoing. The committee then discusses these materials and, consistent with the policies and approaches outlined above, makes final determinations respecting the valuation and hierarchy levels of our portfolio investments.

We made no changes to our Valuation Policy and Procedures during the reporting period.

Income taxes:

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.  Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities using enacted tax rates in effect for the tax year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income for the period that includes the enactment date.

We record net deferred tax assets to the extent we believe these assets will more likely than not be realized. In making such determination, we consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and recent financial operations. In the event we were to determine we would not be able to realize our deferred income tax assets, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. Our evaluation was performed for the tax years ended December 31, 2018 through 2020, which are the tax years that remain subject to examination by the tax jurisdictions as of December 31, 2021.

Revenue recognition: Realized gains or losses on the sale of investments are calculated using the specific investment method.

Interest income, adjusted for amortization of premiums and accretion of discounts, is recorded on an accrual basis. Discounts from and premiums to par value on securities purchased are accreted or amortized, as applicable, into interest income over the life of the related security using the effective-yield method. The amortized cost of investments represents the original cost, adjusted for the accretion of discounts and amortization of premiums, if any. Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more, or when there is reasonable doubt that principal or interest will be collected in full. Loan origination fees are recognized when loans are issued. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past-due principal and interest is paid and, in management’s judgment, are likely to remain current. We may make exceptions to the policy described above if a loan has sufficient collateral value and is in the process of collection.

Dividend income on preferred equity securities is recorded as dividend income on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal or stated value of the investment on the respective interest- or dividend-payment dates rather than being paid in cash, and generally becomes due at maturity or upon being repurchased by the issuer. PIK interest or dividends is recorded as interest or dividend income, as applicable. If at any point we believe that PIK interest or dividends is not expected be realized, the PIK-generating investment will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment in placed on non-accrual status.

Allocation of net gains and losses: All income, gains, losses, deductions and credits for any investment are allocated in a manner proportionate to the shares owned.

Management and service fees:  We do not incur expenses related to management and service fees. Our executive management team manages our investments as part of their employment responsibilities.